SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS (Details)	6 Months Ended
Jun. 30, 2026 £ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average risk-free rate	3.60%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	£ 42.99
Weighted average risk-free rate	3.81%
Weighted average volatility	83.00%
Remaining term	6 years 10 months 9 days